Employee Benefit Plan	6 Months Ended
Sep. 30, 2019
Retirement Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan
The Company has established a 401(k) tax-deferred savings plan (the “401(k) Plan”), which permits participants to make contributions by salary deduction pursuant to Section 401(k) of the Code. The Company is responsible for administrative costs of the 401(k) Plan and may, at its discretion, make matching contributions to the 401(k) Plan. For the years ended March 31, 2017, 2018 and 2019, the Company made contributions of $1.5 million, $1.4 million and $1.9 million to the 401(k) Plan, respectively.